Insurance contracts and private pension (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets	R$ 2,543,100	R$ 2,321,066	R$ 2,069,206
Liabilities	2,344,050	2,143,959	R$ 1,904,730
Fair value amount	253,287	216,467
Revenue from insurance	2,532	3,128
Revenue from private pension	19,809	19,042
General Model B B A [Member]
IfrsStatementLineItems [Line Items]
Assets	103	0
Liabilities	R$ 5,237	R$ 4,496